Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
7.	RELATED PARTY TRANSACTIONS
During the nine months ended September 30, 2020, the Company paid approximately $5 thousand in consulting fees to a director of the Company. During the nine months ended September 30, 2019, the Company paid approximately $25 thousand in consulting fees to a director of the Company. As of September 30, 2020, the Company did not have an accrued liability for consulting fees to a director of the Company.

9.	RELATED PARTY TRANSACTIONS
For the years ended December 31, 2019 and 2018, the Company paid approximately $27 thousand and $33 thousand, respectively, in consulting fees to a director of the Company. As of December 31, 2019, the Company owed $5 thousand to a director for consulting services.
During April 2016, the Company entered into a consulting agreement with Montel Media, Inc. (“Montel Media”), pursuant to which Montel Media provides consulting services for the promotion of the Company’s clinical trials and ongoing media and marketing strategies. Under the agreement, Montel Media received $15 thousand per month. During the first quarter of 2018, the Company terminated its agreement with Montel Media. Montel Media is owned by Montel Williams, who beneficially owns greater than 5% of the Company’s common stock. The Company paid Montel Media $45 thousand for the year ended December 31, 2018 pursuant to the consulting agreement. The Company made no payments to Montel Media for the year ended December 31, 2019
For the year ended December 31, 2018, a benefit of $0.3 million, which included a foreign exchange gain of $18 thousand was included in the change in fair value of derivative financial instruments as the fair value of stock-based
compensation attributed to the options granted to a director for consulting services rendered with respect to the design and development of the PoNS device. With the adoption of ASC
2018-07
during the third quarter of 2018, all
non-employee
stock-based compensation are no longer recorded as derivative financial instruments.
The Company’s Chief Medical Officer was a founding member of Clinvue LLC (“Clinvue”), a company that provided regulatory advisory services to the Company until it ceased operations during the fourth quarter of 2018. The Company paid Clinvue approximately $0.1 million for consulting services in the year ended December 31, 2018. The Company made no payments to Clinvue for the year ended December 31, 2019.